Fair value measurement of financial instruments - Disclosure of fair value measurement of assets and liabilities (Details) - Recurring fair value measurement - EUR (€) € in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial assets	€ 2,704		€ 9,191
Financial liabilities	7,567		4,294
Financial liabilities at fair value through profit or loss, category [member] | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,622		3,309
Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,503		582
Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	759		281
Financial liabilities at fair value through profit or loss, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,683		122
Financial assets at fair value through other comprehensive income, category [member] | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Financial assets			4,995
Financial assets at fair value through other comprehensive income, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	77		1,684
Financial assets at fair value through profit or loss, category [member] | - Other non-current assets - pledged asset for endowment insurance
Disclosure of fair value measurement of liabilities [line items]
Financial assets	2,627		2,512
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial assets	2,627		2,512
Financial liabilities	1,503		582
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,503		582
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Financial assets			0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0		0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | - Other non-current assets - pledged asset for endowment insurance
Disclosure of fair value measurement of liabilities [line items]
Financial assets	2,627		2,512
Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets	77		1,684
Financial liabilities	2,442		403
Level 2 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 2 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 2 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	759		281
Level 2 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,683		122
Level 2 of fair value hierarchy | Financial assets at fair value through other comprehensive income, category [member] | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Financial assets			0
Level 2 of fair value hierarchy | Financial assets at fair value through other comprehensive income, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	77		1,684
Level 2 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member] | - Other non-current assets - pledged asset for endowment insurance
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0		0
Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0		4,995
Financial liabilities	3,622		3,309
Level 3 of fair value hierarchy | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,620	€ 3,454	3,309
Level 3 of fair value hierarchy | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	€ 2,995	4,995
Level 3 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,622		3,309
Level 3 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 3 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 3 of fair value hierarchy | Financial liabilities at fair value through profit or loss, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0		0
Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income, category [member] | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Financial assets			4,995
Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income, category [member] | - Other current financial liabilities - Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0		0
Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member] | - Other non-current assets - pledged asset for endowment insurance
Disclosure of fair value measurement of liabilities [line items]
Financial assets	€ 0		€ 0